Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures on equity
Schedule of controls capital management

The Company’s management controls capital management based on the following ratios:

	As of December 31,	As of December 31,
Capital Management	2022	2021	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	(721,980)	204,692	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.29	4.62	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	79.37%	18.41%	Profit for the year divided by Total Equity	Profit for the year / Equity
Adjusted EBITDA (ThUS$)	5,838,439	1,185,453	Adjusted EBITDA

EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.

EBITDA (ThUS$)	5,817,605	1,140,086	EBITDA	Profit (loss) + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	78.61%	21.29%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	(0.15)	0.06	Net Financial Debt on Equity	Net Financial Debt / Total Equity

Schedule of financial restrictions

The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2022 and 2021 are as follows.

Financial restrictions (member)
	Financial	Financial	Financial	Financial
	restrictions	restrictions	restrictions	restrictions
As of December 31, 2022	(member)	(member)	(member)	(member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	-0.15	-0.15	-0.15	-0.15
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions (member)
	Financial	Financial	Financial	Financial
	restrictions	restrictions	restrictions	restrictions
As of December 31, 2021	(member)	(member)	(member)	(member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06	0.06	0.06	0.06
Fulfilled YES/NO	yes	yes	yes	yes

Schedule of share issues

As of December 31, 2022, the Company has placed share issues in the market as described in note 1.6:

	As of December 31, 2022		As of December 31, 2021		As of December 31, 2020
Type of capital in preferred shares	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,819,552	120,376,972
Number of shares owned by the Company or its subsidiaries or associates	648	—	648	—	—	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,750	1,442,893	134,750	1,442,893	134,750	342,636
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972

19.4Disclosures on reserves in Equity and non-controlling interests

As of December 31, 2022, 2021 and 2020, this caption comprises the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
Disclosures on reserves in equity	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(8,042)	(7,913)	(11,569)
Reserve for cash flow hedges (2)	(14,575)	(34,025)	4,491
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(10,973)	(11,146)	6,872
Reserve for actuarial gains or losses in defined benefit plans (4)	(9,198)	(4,174)	(8,680)
Other reserves	11,663	13,103	16,318
Total	(31,125)	(44,155)	7,432
(1)	This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)	The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)	This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.
(4)	This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Schedule of movement in other reserves

Movements in other reserves and changes in interest were as follows:

	Foreign					Reserve for gains (losses)
	currency					from financial assets
	translation			Reserve for actuarial gains		measured at fair value
	difference	Reserve for cash flow		and losses from defined		through other		Other
	(1)	hedges		benefit plans		comprehensive income		reserves	Total reserves
	Before	Before		Before	Deferred	Before	Deferred	Before		Deferred	Total
Movements	taxes	taxes	Tax	taxes	taxes	Taxes	taxes	taxes	Reserves	taxes	reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Movement of reserves	(404)	(461)	1,001	955	(145)	9,784	(2,642)	2,537	9,166	(1,786)	7,380
Reclassification adjustments	14,580	(3,245)	—	—	—	—	—	(305)	14,275	—	14,275
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(66,051)	14,246	4,648	(142)	(12,072)	3,818	134	(56,006)	17,922	(38,084)
Reclassification adjustments	(390)	13,289	—	—	—	—	—	(3,349)	(3,739)	—	(3,739)
Reclassification to retained earnings	—	—	—	—	—	(13,375)	3,611	—	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	(7,172)	(6,276)	1,252	190	(17)	(985)	28,879	(5,937)	22,942
Reclassification adjustments	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Reclassification to retained earnings	—	—	—	—	—	—	—	—	—	—	—
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
(1)	See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).

Schedule of legal reserves reported in the individual financial statements of the subsidiaries

	As of	As of	As of
	December 31,	December 31,	December 31,
Subsidiary – Associate	2022	2021	2020
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	—	455	455
Kore Potash PLC	—	—	3,414
Soquimich Comercial S.A.	(401)	—	—
SQM Vitas Fzco.	85	(38)	(244)
Pavoni & C. Spa	7	7	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	2,121
SQM Industrial S.A.	—	707	—
Others	(721)	(721)	—
Total Other reserves	11,663	13,103	16,318

Schedule of noncontrolling interests

	% of interests in the	Profit (loss) attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
	ownership held by non-	As of	As of	As of	As of	As of	As of
Subsidiary	controlling interests	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	4900000%	2,415	769	8,986	8,382	1,812	577
Soquimich Comercial S.A.	3936168%	5,558	5,926	26,383	26,665	5,558	11,831
Comercial Agrorama Ltda.	3000000%	—	56	—	(596)	—	—
SQM Indonesia S.A.	2000000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		7,973	6,751	35,369	34,451	7,370	12,408

Schedule of dividends

Dividends discounted from equity from January to December 2022 and 2021 were the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
Dividends	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Interim dividend	2,204,229	157,774	44,986
Special dividend	—	399,998	100,000
Dividends payable	—	27,681	4,369
Owners of the Parent	2,204,229	585,453	149,355
Special dividend	—	5,904	5,904
Dividends according to policy	7,369	6,504	4,214
Non-controlling interests	7,369	12,408	10,118
Dividends discounted from equity for the period	2,211,598	597,861	159,473